SHARE CAPITAL - Options Outstanding and Exercisable (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	811,050
Weighted average remaining contractual life	6 years 7 months 24 days
Weighted average exercise price	$ 3.58
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	213,597
Weighted average remaining contractual life	6 years 6 months 29 days
Weighted average exercise price	$ 4.15
Aggregate intrinsic value | $	$ 0
$0.00-$20.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0
Range of exercise price, upper limit	$ 20
Options outstanding | shares	801,800
Weighted average remaining contractual life	6 years 6 months 29 days
Weighted average exercise price	$ 3.39
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	204,347
Weighted average remaining contractual life	6 years 7 months 9 days
Weighted average exercise price	$ 3.43
Aggregate intrinsic value | $	$ 0
$20.00-$50.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 20
Range of exercise price, upper limit	$ 50
Options outstanding | shares	9,250
Weighted average remaining contractual life	6 years 25 days
Weighted average exercise price	$ 20
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	9,250
Weighted average remaining contractual life	6 years 25 days
Weighted average exercise price	$ 20
Aggregate intrinsic value | $	$ 0